Investments - Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	$ 2.4	$ 1.6	$ 2.9
Realized losses on sale of securities	(60.6)	(41.5)	(58.4)
Net change in expected credit gains (losses)	1.9	4.8	(5.0)
Fixed income securities, trading - gross realized gains	1.2	1.0	0.2
Fixed income securities, trading, gross realizes (losses)	(10.0)	(3.5)	(1.8)
Privately-held investments net unrealized gains/(losses)	26.8	65.9	(113.9)
Catastrophe bonds	0.0	0.1	0.2
Total net realized and unrealized investment (losses)/gains recorded in the consolidated statement of operations	(49.5)	14.5	(177.6)
Change in available for sale net unrealized gains/(losses):
Available for sale investments	34.1	126.2	(391.7)
Income tax (expense)/benefit	(4.7)	(20.6)	23.9
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	29.4	105.6	(367.8)
Privately-held investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	0.8	0.8	0.7
Fixed income securities, trading, gross realizes (losses)	(28.8)	0.0	(0.1)
Privately-held investments net unrealized gains/(losses)	18.6	(15.2)	(2.5)
Short-term investments — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	0.8	0.6	1.0
Realized losses on sale of securities	(2.0)	(0.9)	(0.5)
Fixed income securities, trading - gross realized gains	0.0	0.1	0.0
Fixed income securities, trading, gross realizes (losses)	(0.3)	(0.3)	0.0
MVI
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	(0.2)	0.2	0.0
Multi-Line Insurer
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	0.1	0.8	(0.4)
Digital Re
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	$ (0.2)	$ 0.0	$ 0.0